Borrowings - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings secured by property, plant and equipment	¥ 0	¥ 0
Long-term borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the Group's borrowings	1.08%	0.00%	0.00%
Short Term Bank Borrowings [Member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the Group's borrowings	2.74%	2.79%	3.35%